Voya MI Dynamic SMID Cap Fund Expense Example, No Redemption - Class A C I R and W Shares [Member] - Voya MI Dynamic SMID Cap Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 666
Expense Example, No Redemption, 3 Years	885
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	1,795
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,857
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	416
Expense Example, No Redemption, 10 Years	937
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	1,580
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	250
Expense Example, No Redemption, 5 Years	443
Expense Example, No Redemption, 10 Years	$ 1,002